AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 13, 2009
                                                             File No. 333-158015

                          U.S. SECURITIES AND EXCHANGE
                             COMMISSION Washington,
                                   D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                        PRE-EFFECTIVE AMENDMENT NO. __( )

                       POST-EFFECTIVE AMENDMENT NO. 1 (X)

                              RYDEX VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices, Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, including Area Code )

                                 Richard Goldman
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and Address of Agent for Service)

                                    Copy to:
                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                           1111 Pennsylvania Ave, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

          _X_   immediately upon filing pursuant to paragraph (b) of rule 485
          ___   on (date) pursuant to paragraph (b)(1)(v) of rule 485
          ___   60 days after filing pursuant to paragraph (a)(1) of rule 485
          ___   on (date) pursuant to paragraph (a)(1) of rule 485
          ___   75 days after filing pursuant to paragraph (a)(2) of rule 485
          ___   on (date) pursuant to paragraph (a)(2) of rule 485

                                EXPLANATORY NOTE

This Amendment to the Registration Statement on Form N-14 of Rydex Variable Trust, filed with the U.S. Securities and Exchange Commission on March 16, 2009 (File No. 333-158015), is being filed to add Exhibit (J) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

                                     PART C

ITEM 23.          EXHIBITS

(a)(1) Certificate of Trust of Rydex Variable Trust (the "Registrant" or the "Trust") dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(1) of the Registrant's Initial Registration Statement on Form N-1A (File No. 333-57017), as filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001047469-98-024374 on June 17, 1998.

(a)(2) Registrant's Declaration of Trust dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Initial Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-98-024374 on June 17, 1998.

(a)(3) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated June 11, 1998 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-06-002087 on February 16, 2006.

(b) Registrant's Amended and Restated By-Laws are incorporated herein by reference to Exhibit (b)(1) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-06-002087 on February 16, 2006.

(c)               Not Applicable.

(d)(1) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc., d/b/a Rydex Investments, with respect to all series of the Trust except for the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund) and Hedged Equity Fund, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No.
                  0001104659-08-009438 on February 12, 2008.

(d)(2) Amendment dated February 26, 2009 to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc., d/b/a Rydex Investments, with respect to all series of the Trust except for the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund) and Hedged Equity Fund, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(d)(3) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc. d/b/a Rydex Investments, with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund) and Hedged Equity Fund only, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(d)(4) Amendment dated February 26, 2009 to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors II, Inc. d/b/a Rydex Investments, with respect to the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund) and Hedged Equity Fund only, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(d)(5) Investment Sub-Advisory Agreement dated January 18, 2008 between PADCO Advisors II, Inc., d/b/a Rydex Investments, and CLS Investments, LLC, with respect to the CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Berolina Fund and CLS AdvisorOne Clermont Fund, is incorporated herein by reference to Exhibit
                  (d)(4) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(d)(6) Investment Sub-Advisory Agreement dated March 14, 2008 between PADCO Advisors II, Inc. and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (formerly, the International Rotation Fund), is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-027931 on April 29, 2008.

(d)(7) Revised Schedule A to the Investment Sub-Advisory Agreement dated March 14, 2008 between PADCO Advisors II, Inc. and Valu-Trac Investment Management Limited, with respect to the International Opportunity Fund (formerly, the International Rotation Fund), is incorporated herein by reference to Exhibit
                  (d)(7) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(d)(8) Form of Sub-Advisory Agreement between PADCO Advisors II, Inc., d/b/a Rydex Investments, and Security Global Investors, LLC, with respect to the Global Market Neutral Fund, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

(e)(1) Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(e)(2) Investor Services Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(e)(3) Revised Exhibit A to the Investor Services Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit

                  (e)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No.
                  0001104659-09-027794 on April 30, 2009.

(e)(4) Investor Services Plan dated December 31, 1998 is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-99-015244 on April 16, 1999.

(e)(5) Amendment dated February 26, 2009 to the Investor Services Plan dated December 31, 1998 is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(f)               Not Applicable.

(g)(1) Custody Agreement dated August 31, 1998 between the Registrant and Star Bank, N.A. (now U.S. Bank) is incorporated herein by reference to Exhibit (g) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-06-024641 on April 12, 2006.

(g)(2) Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008.

(g)(3) Revised Schedule II to the Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(g)(4) Special Custody and Pledge Agreement by and among the Registrant, Pershing LLC, PADCO Advisors II, Inc. and U.S. Bank National Association, with respect to the Global Market Neutral Fund, to be filed by amendment.

(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No.
                  0001047469-05-011085 on April 22, 2005.

(h)(2) Amendment dated February 26, 2009 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(h)(3) Accounting Services Agreement dated August 11, 1998 between the Registrant and PADCO Service Company, Inc., d/b/a Rydex Fund Services, Inc., is incorporated herein by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001047469-98-037424 on October 16, 1998.

(h)(4) Amendment dated February 26, 2009 to the Accounting Service Agreement dated August 11, 1998 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No 40 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-027794 on April 30, 2009.

(i)               Not applicable.

(j) Opinion of Morgan, Lewis & Bockius LLP, regarding certain tax matters, is filed herewith.

(k)               Not Applicable.

(l)               Not Applicable.

(m)(1) Distribution Plan dated February 14, 2003 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-06-024641 on April 12, 2006.

(m)(2) Amendment dated February 17, 2006 to Distribution Plan dated February 14, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-06-024641 on April 12, 2006.

(n)               Not Applicable.

(o)               Not Applicable.

(p)(1) Combined Code of Ethics for the Registrant, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-09-009522 on February 13, 2009.

(p)(2) Code of Ethics for NorthStar Financial Services Group, Inc., and specifically CLS Investments, LLC, dated as of January 12, 2006, is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-07-033272 on April 30, 2007.

(p)(3) Code of Ethics for Valu-Trac Investment Management Limited is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No.
                  0001104659-07-071077 on September 25, 2007.

(p)(4) Code of Ethics of Security Global Investors, LLC is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 78 to Rydex Series Funds' Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No.
                  0000935069-08-002290 on September 12, 2008.

(q) Powers of Attorney for Carl G. Verboncoeur, Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Rydex Series Funds' Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

As of the date of this Registration Statement, the Registrant owned 100% of the Managed Futures Strategy CFC and Commodities Strategy CFC, each an exempted company organized under Cayman Islands law. The Registrant is not under common control with any other person.

ITEM 25. INDEMNIFICATION

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of June 11, 1998 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

PADCO Advisors II, Inc., d/b/a Rydex Investments, (the "Adviser") is the investment adviser for the Trust. The Advisor also serves as investment adviser to a number of other investment companies. The principal address of the Adviser is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

----------------------------------------------------------------------------------------------------------------------------
                                   POSITION
           NAME                  WITH ADVISOR                           OTHER BUSINESS
----------------------------------------------------------------------------------------------------------------------------
Richard M. Goldman        Chief Executive Officer   Chief Executive Officer (CEO) and Director of PADCO Advisors, Inc.
                          (CEO) and Director        ------------------------------------------------------------------------
                                                    Chief Executive Officer (CEO), President and Director of Rydex
                                                    Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Senior Vice President of Security Benefit Corporation
                                                    ------------------------------------------------------------------------
                                                    President and Managing Member Representative of Security Investors, LLC
                                                    ------------------------------------------------------------------------
                                                    Director of Security Distributors, Inc
                                                    ------------------------------------------------------------------------
                                                    Director, First Security Benefit Life Insurance and Annuity Company of
                                                    New York
                                                    ------------------------------------------------------------------------
                                                    President and Chairman of the Board of Security Funds
----------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum          Chief Investment Officer  CIO, Director, President and Secretary of PADCO Advisors, Inc.
                          (CIO), President,         ------------------------------------------------------------------------
                          Secretary and Director    Secretary of Rydex Fund Services, Inc.
                                                    ------------------------------------------------------------------------
                                                    CIO of Rydex Holdings, LLC
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Series Funds
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Dynamic Funds
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex Variable Trust
                                                    ------------------------------------------------------------------------
                                                    Trustee and Vice President of Rydex ETF Trust
                                                    ------------------------------------------------------------------------
                                                    Manager of Rydex Specialized Products, LLC
                                                    ------------------------------------------------------------------------
                                                    Secretary of Advisor Research Center, Inc.
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Variable Trust Managed Futures Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    Director of Rydex Managed Futures Strategy CFC
                                                    ------------------------------------------------------------------------
                                                    President & CIO or Rydex Advisory Services, LLC.
----------------------------------------------------------------------------------------------------------------------------
Thomas Kaehr              Vice President and        Vice President and Treasurer of PADCO Advisors, Inc.
                          Treasurer                 ------------------------------------------------------------------------
                                                    Treasurer of Rydex Holdings, LLC.
                                                    ------------------------------------------------------------------------
                                                    Treasurer of Rydex Distributors, Inc.
----------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney         Chief Compliance Officer  Chief Compliance Officer of PADCO Advisors, Inc.
                                                    Director of Rydex Distributors, Inc.
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Series Funds
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Dynamic Funds
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer and Secretary of Rydex Variable Trust
                                                    ------------------------------------------------------------------------
                                                    Chief Compliance Officer of Rydex Advisory Services, LLC.
----------------------------------------------------------------------------------------------------------------------------

CLS Investments, LLC ("CLS") is the investment sub-adviser for the Trust's CLS Amerigo Fund, CLS Clermont Fund and CLS Berolina Fund. The principal address of CLS is 4020 South 147th Street, Omaha, Nebraska 68137. CLS is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------ ------------------------- -------------------------------------------------------------------
                                 POSITION
NAME                             WITH CLS                                    OTHER BUSINESS
------------------------ ------------------------- -------------------------------------------------------------------
W. Patrick Clarke        Manager                   Manager of NorthStar Financial Services Group, LLC
------------------------ ------------------------- -------------------------------------------------------------------
                                                   Manager of Gemini Fund Services, LLC
                                                   -------------------------------------------------------------------
                                                   Manager of Orion Advisor Services, LLC
                                                   -------------------------------------------------------------------
                                                   Manager of Northern Lights Distributors, LLC
                                                   -------------------------------------------------------------------
                                                   Manager of Forum Financial Consultants LLC
                                                   -------------------------------------------------------------------
                                                   Manager of Gemcom, LLC
                                                   -------------------------------------------------------------------
                                                   Manager of Northern Lights Compliance Services, LLC
                                                   -------------------------------------------------------------------
                                                   Director of Constellation Trust Company
                                                   -------------------------------------------------------------------
                                                   President of AdvisorOne Funds
------------------------ ------------------------- -------------------------------------------------------------------
Todd Clarke              President and Manager     Executive Vice President of Sales of CLS Investment Firm, LLC
                                                   (from 2/2003 to 2/2006).
                                                   -------------------------------------------------------------------
                                                   Executive Vice President of NorthStar Financial Services Group,
                                                   LLC (from 2/2003 to 2/2006)
------------------------ ------------------------- -------------------------------------------------------------------
Robert Jergovic          Chief Investment Officer  None
------------------------ ------------------------- -------------------------------------------------------------------
Scott Kubie              Executive Vice            President and Manager of CLS Investment Firm, LLC (from 2/2003 to
                         President and Chief       6/2005)
                         Strategist
------------------------ ------------------------- -------------------------------------------------------------------
Mike Miola               Manager                   Manager of NorthStar Financial Services Group, LLC
                                                   -------------------------------------------------------------------
                                                   Manager of Orion Advisor Services, LLC
                                                   -------------------------------------------------------------------
                                                   Manager of Gemcom, LLC
                                                   -------------------------------------------------------------------
                                                   Manager of Northern Lights Compliance Services, LLC
                                                   -------------------------------------------------------------------
                                                   Director of Constellation Trust Company
                                                   -------------------------------------------------------------------
                                                   Manager of Gemini Fund Services, LLC
                                                   -------------------------------------------------------------------
                                                   Chairman of the Board of Trustees of AdvisorOne Funds
------------------------ ------------------------- -------------------------------------------------------------------
Brian Nielsen            General Counsel and       General Counsel and Secretary of NorthStar Financial Services
                         Secretary                 Group, LLC
                                                   -------------------------------------------------------------------
                                                   General Counsel and Secretary of Orion Advisor Services, LLC
                                                   -------------------------------------------------------------------
                                                   General Counsel, Secretary, President and Manager of Northern
                                                   Lights Distributors, LLC
                                                   -------------------------------------------------------------------
                                                   General Counsel, Secretary and Director of Constellation Trust
                                                   Company
                                                   -------------------------------------------------------------------
                                                   Assistant Secretary of Gemini Fund Services, LLC
                                                   -------------------------------------------------------------------
                                                   Assistant Secretary of Gemcom, LLC
                                                   -------------------------------------------------------------------
                                                   Manager and Assistant Secretary of Northern Lights Compliance
                                                   Services, LLC
                                                   -------------------------------------------------------------------
                                                   Chief Legal Officer and Secretary of AdvisorOne Funds
------------------------ ------------------------- -------------------------------------------------------------------
John Ludlow              Chief Operations Officer
------------------------ ------------------------- -------------------------------------------------------------------
Douglas McCash           Chief Compliance Officer  Associate General Counsel of NorthStar Financial Services Group,
                                                   LLC
------------------------ ------------------------- -------------------------------------------------------------------

Valu-Trac Investment Management Limited ("Valu-Trac") is the investment sub-adviser for the Trust's International Opportunity Fund. The principal address of Valu-Trac is Mains of Orton Fochabers, Moray, Scotland IV32 7QE. Valu-Trac is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------- -------------------------------- -------------------------------------------------------------
                                   POSITION
NAME                            WITH VALU-TRAC                                  OTHER BUSINESS
----------------------- -------------------------------- -------------------------------------------------------------
R. Peter W. Millar CA   Chief Executive Officer          Chief Executive Officer of Valu-Trac Investment Research
                                                         Limited
                                                         -------------------------------------------------------------
                                                         Sole Proprietor of Valu-Trac Research, Orton Estate, and
                                                         Orton Farms
                                                         -------------------------------------------------------------
                                                         Executive Director of Valu-Trac Master Fund SPC, Valu-Trac
                                                         Strategic Fund SPC, Valu-Trac Strategic Fund LLC, Valu-Trac
                                                         Funds PLC, and Spey Fishing Trust Ltd.
                                                         -------------------------------------------------------------
                                                         Non-Executive Director of Pahlson Moller Ltd. and
                                                         Gordonstoun Foundation Ltd.
                                                         -------------------------------------------------------------
                                                         Trustee of R.P.W. Millar 1998 Discretionary Trust
----------------------- -------------------------------- -------------------------------------------------------------
Malcolm G. Strang       Non-Executive Director           Partner of Turcan Connell, Solicitors
Steel WS                                                 -------------------------------------------------------------
                                                         Partner of Greenhead Farm
                                                         -------------------------------------------------------------
                                                         Non-Executive Director of Gleneagles Farms, Ltd., Hope
                                                         Sixteen (Properties) Ltd., Hope Sixteen (Trustees) Ltd.,
                                                         Logie Enterprises Ltd., Princes Exchange (Nominees) Ltd.,
                                                         Princes Exchange (Trustees) Ltd., Prospero Trustees, Ltd.,
                                                         Relugas Farms Ltd., TC Nominees (No. 1) Ltd., TC Nominees
                                                         (No. 2), TC Nominees (No. 3) Ltd., TC Nominees (No. 4)
                                                         Ltd., TC Nominees (No. 5) Ltd., Turcan Connell (PEP
                                                         Nominees) Ltd., Turcan Connell (Trustees) Ltd. and
                                                         Valu-Trac Investment Research Ltd.;
----------------------- -------------------------------- -------------------------------------------------------------
Anne Laing              Chief  Compliance Officer        Executive Director of Valu-Trac Funds PLC
----------------------- -------------------------------- -------------------------------------------------------------

Security Global Investors, LLC ("SGI") is the investment sub-adviser for the Trust's Global Market Neutral Fund. The principal address of SGI is 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164. SGI is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------- -------------------------------- -------------------------------------------------------------
                                   POSITION
NAME                               WITH SGI                                     OTHER BUSINESS
----------------------- -------------------------------- -------------------------------------------------------------
Richard M. Goldman      President and Manager            Chief Executive Officer (CEO) and Director, PADCO Advisors,
                                                         Inc.; Chief Executive Officer (CEO) and Director, PADCO II
                                                         Advisors, Inc..; Chief Executive Officer (CEO), President
                                                         and Director, Rydex Distributors, Inc.; Senior Vice
                                                         President, Security Benefit Corporation; President and
                                                         Managing Member

----------------------- -------------------------------- -------------------------------------------------------------
                                   POSITION
NAME                               WITH SGI                                     OTHER BUSINESS
----------------------- -------------------------------- -------------------------------------------------------------
                                                         Representative, Security Investors, LLC; Director, Security
                                                         Distributors, Inc.; Director, First Security Benefit Life
                                                         Insurance and Annuity Company of New York; President and
                                                         Chairman of the Board, Security Funds
----------------------- -------------------------------- -------------------------------------------------------------
Amy J. Lee              Secretary                        Vice President, Associate General Counsel and Assistant
                                                         Secretary, Security Benefit Corporation; Vice President,
                                                         Associate General Counsel and Assistant Secretary, Security
                                                         Benefit Life Insurance Company; Secretary, Security
                                                         Investors, LLC; Secretary and Chief Compliance Officer,
                                                         Security Distributors, Inc.; Chief Compliance Officer &
                                                         Secretary, Rydex Distributors, Inc.; Secretary, Security
                                                         Funds & SBL Fund
----------------------- -------------------------------- -------------------------------------------------------------
Brenda M. Harwood       Chief Compliance Officer         Vice President , Director & Assistant Treasurer, Security
                                                         Distributors, Inc.; Vice President & Chief Compliance
                                                         Officer, Security Investors, LLC;  Chief Compliance Officer
                                                         & Treasurer, Security Funds & SBL Fund
----------------------- -------------------------------- -------------------------------------------------------------
Thomas R. Kaehr         Treasurer                        Vice President and Treasurer, PADCO II Advisors, Inc; Vice
                                                         President and Treasurer PADCO Advisors, Inc.; Treasurer,
                                                         Rydex Holdings, LLC; Treasurer, Rydex Distributors, Inc.
----------------------- -------------------------------- -------------------------------------------------------------
John D. Boich           Vice President & Head of         N/A
                        Global Equity
----------------------- -------------------------------- -------------------------------------------------------------
Kris A. Robbins         Manager                          Chairman of the Board, President, and Chief Executive
                                                         Officer, Security Benefit Corporation; Chairman, President,
                                                         and Chief Executive Officer, Security Benefit Life
                                                         Insurance Company
----------------------- -------------------------------- -------------------------------------------------------------

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Rydex Distributors, Inc. serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex ETF Trust.

(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.


                   NAME AND                                      POSITIONS AND                     POSITIONS AND
          PRINCIPAL BUSINESS ADDRESS                       OFFICES WITH UNDERWRITER           OFFICES WITH REGISTRANT
----------------------------------------------- ------------------------------------------ -------------------------------
 Richard M. Goldman                                     Director, CEO, & President                CEO and Director
----------------------------------------------- ------------------------------------------ -------------------------------
 Catherine Ayers-Rigsby                                        FINOP & CFO                              None
----------------------------------------------- ------------------------------------------ -------------------------------
 Marc Zeitoun                                                    Director                               None
----------------------------------------------- ------------------------------------------ -------------------------------


                   NAME AND                                      POSITIONS AND                     POSITIONS AND
          PRINCIPAL BUSINESS ADDRESS                       OFFICES WITH UNDERWRITER           OFFICES WITH REGISTRANT
----------------------------------------------- ------------------------------------------ -------------------------------
 Amy Lee                                           Chief Compliance Officer & Secretary                 None
----------------------------------------------- ------------------------------------------ -------------------------------
 Keith Fletcher                                                  Director                               None
----------------------------------------------- ------------------------------------------ -------------------------------
 Joanna Haigney                                                  Director                             Secretary
----------------------------------------------- ------------------------------------------ -------------------------------
 Thomas R. Kaehr                                                Treasurer                   Vice President and Treasurer
----------------------------------------------- ------------------------------------------ -------------------------------

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

                                    U.S. Bank, National Association
                                    425 Walnut Street
                                    Cincinnati, Ohio 45202

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                                    Rydex Fund Services, Inc.
                                    9601 Blackwell Road
                                    Suite 500
                                    Rockville, Maryland 20850

         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's adviser, PADCO Advisors II, Inc., and sub-advisers, CLS Investments, LLC (for the CLS AdvisorOne Amerigo, CLS AdvisorOne Berdina and CLS AdvisorOne Clermont Funds), Security Global Investors, LLC (for the Global Market Neutral Fund) and Valu-Trac Investment Management Limited (for the International Opportunity Fund):

                                    PADCO Advisors II, Inc.
                                    9601 Blackwell Road
                                    Suite 500
                                    Rockville, Maryland 20850

                                    CLS Investment Firm, LLC
                                    4020 South 147th Street
                                    Omaha, Nebraska 68137

                                    Valu-Trac Investment Management Limited
                                    Mains of Orton Fochabers
                                    Moray, Scotland IV32 7QE

                                    Security Global Investors, LLC
                                    801 Montgomery Street
                                    2nd Floor
                                    San Francisco, California 94133-5164

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to Registration Statement No. 333-158015 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on the 23rd day of June, 2009.


                                            RYDEX VARIABLE TRUST

                                                              *
                                            -----------------------------------
                                            Carl G. Verboncoeur
                                            President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                                               DATE

         *                          President and Chief Executive Officer       June 23, 2009
---------------------------
Carl G. Verboncoeur


         *                          Member of the Board of Trustees             June 23, 2009
---------------------------
J.Kenneth Dalton


         *                          Member of the Board of Trustees             June 23, 2009
---------------------------
John O.  Demaret


         *                          Member of the Board of Trustees             June 23, 2009
---------------------------
Patrick T. McCarville


         *                          Member of the Board of Trustees             June 23, 2009
---------------------------
Roger Somers


         *                          Member of the Board of Trustees             June 23, 2009
---------------------------
Corey A. Colehour


/s/ Michael P. Byrum                Member of the Board of Trustees             June 23, 2009
---------------------------
Michael P. Byrum

SIGNATURE                           TITLE                                               DATE


         *                          Member of the Board of Trustees             June 23, 2009
---------------------------
Werner E. Keller


         *                          Member of the Board of Trustees             June 23, 2009
---------------------------
Thomas F. Lydon


/S/ Nick Bonos                      Vice President and Treasurer                June 23, 2009
---------------------------
Nick Bonos



*    /s/ Michael P. Byrum
     --------------------
     Michael P. Byrum

* Attorney-in-Fact, pursuant to powers of attorney for Carl G. Verboncoeur, Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 87 to the Rydex Series Funds' Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-09-000880 on March 30, 2009.

                                  EXHIBIT INDEX

NUMBER    EXHIBIT:

EX-99.J   Opinion of Morgan, Lewis & Bockius LLP, regarding certain tax matters